Other creditors	12 Months Ended
Mar. 31, 2019
Other creditors
Other creditors

14.         Other creditors

In prior years this consisted of deferred gains arising from the sale and leaseback of aircraft. During fiscal year 2019, 5 sale- and-leaseback aircraft were returned and Ryanair did not enter into sale-and-leaseback arrangements for any new Boeing 737-800 “next generation” aircraft (2018: 2; 2017: nil).  Total sale-and-leaseback aircraft at March 31, 2019 was 26.